RISK MANAGEMENT - Analysis of the behavior and impairment of the loan portfolio and financial lease operations (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
RISK MANAGEMENT
Financial assets	$ 29,553,003	$ 16,822,754
Allowance	16,616,043	10,929,395	$ 10,235,831	$ 8,223,103
Watch List
RISK MANAGEMENT
Financial assets	$ 37,017,387	$ 20,196,497
Percentage of allowance recorded	19.06%	20.80%
Allowance	$ 7,056,680	$ 4,200,467
Level 1 - Low Risk
RISK MANAGEMENT
Financial assets	$ 18,297,145	$ 8,781,473
Percentage of allowance recorded	1.86%	1.38%
Allowance	$ 340,643	$ 120,933
Level 2 - Medium Risk
RISK MANAGEMENT
Financial assets	$ 8,271,558	$ 3,908,092
Percentage of allowance recorded	7.10%	5.78%
Allowance	$ 587,281	$ 225,881
Level 3 and 4 High Risk
RISK MANAGEMENT
Financial assets	$ 10,448,684	$ 7,506,932
Percentage of allowance recorded	58.66%	51.33%
Allowance	$ 6,128,756	$ 3,853,653
Loan portfolio and financial lease operations
RISK MANAGEMENT
Percentage increase (decrease) in 30-day past due loan ratio	5.01%
30-day past due loan ratio	5.47%	4.63%
Commercial and financial leases
RISK MANAGEMENT
Percentage increase (decrease) in 30-day past due loan ratio	4.98%
Financial assets	$ 123,162,604
30-day past due loan ratio	4.90%
Consumer
RISK MANAGEMENT
Percentage increase (decrease) in 30-day past due loan ratio	3.41%
Financial assets	$ 41,055,939
30-day past due loan ratio	6.76%
Allowance	$ 5,753,430	$ 3,445,818	2,892,891	2,291,829
Mortgage
RISK MANAGEMENT
Percentage increase (decrease) in 30-day past due loan ratio	8.24%
Financial assets	$ 25,959,112
30-day past due loan ratio	5.71%
Small Business
RISK MANAGEMENT
Percentage increase (decrease) in 30-day past due loan ratio	(3.70%)
Financial assets	$ 1,232,075
30-day past due loan ratio	14.09%
Allowance	$ 200,345	$ 140,516	$ 137,373	$ 140,591